Investment Agreement (Details Narrative)			1 Months Ended							3 Months Ended	12 Months Ended
	Sep. 12, 2019 USD ($)	Sep. 12, 2019 CAD ($)	Jul. 16, 2019 USD ($) shares	Jul. 16, 2019 CAD ($) shares	Jan. 31, 2019 USD ($) shares	Nov. 30, 2018 USD ($) shares	Nov. 30, 2018 CAD ($) shares	Nov. 29, 2018 shares	Oct. 30, 2018 USD ($) shares	Oct. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Nov. 28, 2018	Oct. 30, 2018 CAD ($)
Schedule of Investments [Line Items]
Term of contract									5 years
Common stock shares issued			7,333	7,333		3,206,160	3,206,160
Proceeds from issuance of common stock	$ 19,450	$ 25,682	$ 5,057	$ 6,600		$ 1,205,196	$ 1,603,080			$ 75,549	$ 21,561,568	$ 4,806,025
Australis
Schedule of Investments [Line Items]
Common stock shares issued								1,105,083
Investment Agreement | Australis
Schedule of Investments [Line Items]
Number of units issued for unsecured convertible debentures									16,000,000
Unsecured convertible debentures | $														$ 1,600,000
Interest rate per annum									8.00%					8.00%
Ownership percentage					35.783%
Percentage of issued and outstanding common shares									10.00%				20.00%	10.00%
Common stock shares issued					1,768,545
Proceeds from issuance of common stock | $					$ 787,123
Commercial advisory agreement | Australis Capital (Nevada) Inc.
Schedule of Investments [Line Items]
Frequency of periodic payment									Monthly
Periodic consulting fees payable per month | $									$ 10,000
Term of contract									5 years